May 01, 2017

EQ ADVISORS TRUSTSM

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

SUPPLEMENT DATED JULY 26, 2017 TO THE SUMMARY PROSPECTUS AND

PROSPECTUS DATED MAY 1, 2017

This Supplement corrects certain information contained in the Summary Prospectus and Prospectus dated May 1, 2017, of 1290 VT DoubleLine Dynamic Allocation Portfolio (“Portfolio”), a series of EQ Advisors Trust (“Trust”). You should read this Supplement in connection with the Summary Prospectus and Prospectus and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, Prospectus or Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to correct the statement of the investment objective for 1290 VT DoubleLine Dynamic Allocation Portfolio (formerly All Asset Moderate Growth-Alt 15 Portfolio).

Information Regarding

1290 VT DoubleLine Dynamic Allocation Portfolio

(formerly All Asset Moderate Growth-Alt 15 Portfolio)

The Portfolio’s Investment Objective is hereby deleted in its entirety and replaced with the following statement:

Investment Objective: Seeks to achieve total return from long-term capital appreciation and income.